Subsequent Events, $5.0 Million Term Loan Facility Extension (Details) - $5.0 Million Term Loan Facility [Member] - USD ($) $ in Millions	2 Months Ended
	Mar. 22, 2021	Dec. 31, 2020
Debt Financings [Abstract]
Face amount		$ 5.0
Term of extension	6 months